Real estate properties development completed and under development	12 Months Ended
Dec. 31, 2022
Real estate properties development completed and under development
Real estate properties development completed and under development

5.         Real estate properties development completed and under development

The following summarizes the components of real estate properties development completed and under development at December 31, 2021 and 2022:

	December 31,	December 31,
	2021	2022
	US$	US$
Real estate properties development completed	500,875,235	830,840,167
Real estate properties under development	2,368,747,467	2,446,216,486
Total real estate properties development completed and under development	2,869,622,702	3,277,056,653

As of December 31, 2022, land use rights included in the real estate properties under development totaled US$1,729,523,333 (2021: US$1,544,418,492).

As of December 31, 2022, land use rights with an aggregate net book value of US$424,482,379 (2021: US$333,926,609) was pledged as collateral for certain bank loans and other debts.